Expense Example - UltraShort Emerging Markets ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,289	2,389	5,101	281	1,569	2,822	5,805